PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

9.	PROPERTY, PLANT AND EQUIPMENT

	Development and Production Assets	Processing and Other Equipment	Total
Cost or deemed cost
Balance at January 1, 2024	$287,839	$1,438	$289,277
Additions (a)	31,516	9	31,525
Balance at December 31, 2024	$319,355	$1,447	$320,802
Additions (b)	63,000	22	63,022
Balance at December 31, 2025	$382,355	$1,469	$383,824

Accumulated depletion and depreciation
Balance at January 1, 2024	$71,747	$1,369	$73,116
Depletion and depreciation	14,701	23	14,724
Balance at December 31, 2024	$86,448	$1,392	$87,840
Depletion and depreciation	15,789	23	15,812
Balance at December 31, 2025	$102,237	$1,415	$103,652

Net book value
At December 31, 2024	$232,907	$55	$232,962
At December 31, 2025	$280,118	$54	$280,172

(a)	Includes non-cash additions of $162 from capitalized stock-based compensation and $112 from assets related to ARO liabilities.
(b)	Includes non-cash additions of $226 from capitalized stock-based compensation and $198 from assets related to ARO liabilities.

Impairment

There were no indicators of impairment at December 31, 2025 and 2024.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)